OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Royalty payable - ONRR		$ 45,059	$ 36,047
Royalty payable - ONRR - installment agreement			126,270
Nonrelated party
Related Party Transactions
Royalty payable - ONRR	$ 15,838	45,059
Royalty payable - ONRR - installment agreement	57,300
Total other current liabilities	73,138	45,059	162,317
Related party
Related Party Transactions
Total other current liabilities	$ 1,692,951	$ 886,113	$ 403,316